INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS.
INVESTMENTS

15. INVESTMENTS

Overview

In millions of dollars	2012	2011
Securities available-for-sale	$288,695	$265,204
Debt securities held-to-maturity (1)	10,130	11,483
Non-marketable equity securities carried at fair value (2)	5,768	8,836
Non-marketable equity securities carried at cost (3)	7,733	7,890
Total investments	$312,326	$293,413

(1)	Recorded at amortized cost less impairment for securities that have credit-related impairment.
(2)	Unrealized gains and losses for non-marketable equity securities carried at fair value are recognized in earnings. During the third quarter of 2012, the Company sold EMI Music resulting in a total $1.5 billion decrease in non-marketable equity securities carried at fair value. During the second quarter of 2012, the Company sold EMI Music Publishing resulting in a total of $1.3 billion decrease in non-marketable equity securities carried at fair value.
(3)	Non-marketable equity securities carried at cost primarily consist of shares issued by the Federal Reserve Bank, Federal Home Loan Banks, foreign central banks and various clearing houses of which Citigroup is a member.

Securities Available-for-Sale
The amortized cost and fair value of securities available-for-sale (AFS) at December 31, 2012 and 2011 were as follows:

	2012				2011
		Gross	Gross			Gross	Gross
	Amortized	unrealized	unrealized	Fair	Amortized	unrealized	unrealized	Fair
In millions of dollars	cost	gains	losses	value	cost	gains	losses	value
Debt securities AFS
Mortgage-backed securities (1)
U.S. government-sponsored agency guaranteed	$46,001	$1,507	$163	$47,345	$44,394	$1,438	$51	$45,781
Prime	85	1	—	86	118	1	6	113
Alt-A	1	—	—	1	1	—	—	1
Non-U.S. residential	7,442	148	—	7,590	4,671	9	22	4,658
Commercial	436	16	3	449	465	16	9	472
Total mortgage-backed securities	$53,965	$1,672	$166	$55,471	$49,649	$1,464	$88	$51,025
U.S. Treasury and federal agency securities
U.S. Treasury	$64,456	$1,172	$34	$65,594	$48,790	$1,439	$—	$50,229
Agency obligations	25,844	404	1	26,247	34,310	601	2	34,909
Total U.S. Treasury and federal agency securities	$90,300	$1,576	$35	$91,841	$83,100	$2,040	$2	$85,138
State and municipal (2)	$20,020	$132	$1,820	$18,332	$16,819	$134	$2,554	$14,399
Foreign government	93,259	918	130	94,047	84,360	558	404	84,514
Corporate	9,302	398	26	9,674	10,005	305	53	10,257
Asset-backed securities (1)	14,188	85	143	14,130	11,053	31	81	11,003
Other debt securities	256	2	—	258	670	13	—	683
Total debt securities AFS	$281,290	$4,783	$2,320	$283,753	$255,656	$4,545	$3,182	$257,019
Marketable equity securities AFS	$4,643	$444	$145	$4,942	$6,722	$1,658	$195	$8,185
Total securities AFS	$285,933	$5,227	$2,465	$288,695	$262,378	$6,203	$3,377	$265,204

(1)	The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.
(2)	The unrealized losses on state and municipal debt securities are primarily attributable to the result of yields on taxable fixed income instruments decreasing relatively faster than the general tax-exempt municipal yields and the effects of fair value hedge accounting.

     At December 31, 2012, the amortized cost of approximately 3,500 investments in equity and fixed-income securities exceeded their fair value by $2.465 billion. Of the $2.465 billion, the gross unrealized loss on equity securities was $145 million. Of the remainder, $238 million represents fixed-income investments that have been in a gross-unrealized-loss position for less than a year and, of these, 98% are rated investment grade; $2.082 billion represents fixed-income investments that have been in a gross-unrealized-loss position for a year or more and, of these, 92% are rated investment grade.
     The AFS mortgage-backed securities portfolio fair value balance of $55.471 billion consists of $47.345 billion of government-sponsored agency securities, and $8.126 billion of privately sponsored securities, of which the majority are backed by mortgages that are not Alt-A or subprime.

     As discussed in more detail below, the Company conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other than temporary. Any credit-related impairment related to debt securities that the Company does not plan to sell and is not likely to be required to sell is recognized in the Consolidated Statement of Income, with the non-credit-related impairment recognized in accumulated other comprehensive income (AOCI). For other impaired debt securities, the entire impairment is recognized in the Consolidated Statement of Income.

     The table below shows the fair value of AFS securities that have been in an unrealized loss position for less than 12 months or for 12 months or longer as of December 31, 2012 and 2011:

	Less than 12 months		12 months or longer		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
In millions of dollars	value	losses	value	losses	value	losses
December 31, 2012

Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$8,759	$138	$464	$25	$9,223	$163
Prime	15	—	5	—	20	—
Non-U.S. residential	5	—	7	—	12	—
Commercial	29	—	24	3	53	3
Total mortgage-backed securities	$8,808	$138	$500	$28	$9,308	$166
U.S. Treasury and federal agency securities
U.S. Treasury	$10,558	$34	$—	$—	$10,558	$34
Agency obligations	496	1	—	—	496	1
Total U.S. Treasury and federal agency securities	$11,054	$35	$—	$—	$11,054	$35
State and municipal	$10	$—	$11,095	$1,820	$11,105	$1,820
Foreign government	22,806	54	3,910	76	26,716	130
Corporate	1,420	8	225	18	1,645	26
Asset-backed securities	1,942	4	2,888	139	4,830	143
Marketable equity securities AFS	15	1	764	144	779	145
Total securities AFS	$46,055	$240	$19,382	$2,225	$65,437	$2,465
December 31, 2011

Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$5,398	$32	$51	$19	$5,449	$51
Prime	27	1	40	5	67	6
Non-U.S. residential	3,418	22	57	—	3,475	22
Commercial	35	1	31	8	66	9
Total mortgage-backed securities	$8,878	$56	$179	$32	$9,057	$88
U.S. Treasury and federal agency securities
U.S. Treasury	$553	$—	$—	$—	$553	$—
Agency obligations	2,970	2	—	—	2,970	2
Total U.S. Treasury and federal agency securities	$3,523	$2	$—	$—	$3,523	$2
State and municipal	$59	$2	$11,591	$2,552	$11,650	$2,554
Foreign government	33,109	211	11,205	193	44,314	404
Corporate	2,104	24	203	29	2,307	53
Asset-backed securities	4,625	68	466	13	5,091	81
Other debt securities	164	—	—	—	164	—
Marketable equity securities AFS	47	5	1,457	190	1,504	195
Total securities AFS	$52,509	$368	$25,101	$3,009	$77,610	$3,377

The following table presents the amortized cost and fair value of AFS debt securities by contractual maturity dates as of December 31, 2012 and 2011:

	2012		2011
	Amortized		Amortized
In millions of dollars	cost	Fair value	cost	Fair value
Mortgage-backed securities (1)
Due within 1 year	$10	$10	$—	$—
After 1 but within 5 years	365	374	422	423
After 5 but within 10 years	1,992	2,124	2,757	2,834
After 10 years (2)	51,598	52,963	46,470	47,768
Total	$53,965	$55,471	$49,649	$51,025
U.S. Treasury and federal agency securities
Due within 1 year	$9,492	$9,499	$14,615	$14,637
After 1 but within 5 years	75,967	77,267	62,241	63,823
After 5 but within 10 years	2,171	2,408	5,862	6,239
After 10 years (2)	2,670	2,667	382	439
Total	$90,300	$91,841	$83,100	$85,138
State and municipal
Due within 1 year	$208	$208	$142	$142
After 1 but within 5 years	3,221	3,223	455	457
After 5 but within 10 years	155	165	182	188
After 10 years (2)	16,436	14,736	16,040	13,612
Total	$20,020	$18,332	$16,819	$14,399
Foreign government
Due within 1 year	$34,873	$34,869	$34,924	$34,864
After 1 but within 5 years	49,548	49,933	41,612	41,675
After 5 but within 10 years	7,239	7,380	6,993	6,998
After 10 years (2)	1,599	1,865	831	977
Total	$93,259	$94,047	$84,360	$84,514
All other (3)
Due within 1 year	$1,001	$1,009	$4,055	$4,072
After 1 but within 5 years	11,285	11,351	9,843	9,928
After 5 but within 10 years	4,330	4,505	3,009	3,160
After 10 years (2)	7,130	7,197	4,821	4,783
Total	$23,746	$24,062	$21,728	$21,943
Total debt securities AFS	$281,290	$283,753	$255,656	$257,019

(1)	Includes mortgage-backed securities of U.S. government-sponsored entities.
(2)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.
(3)	Includes corporate, asset-backed and other debt securities.

The following table presents interest and dividends on investments:

In millions of dollars	2012	2011	2010
Taxable interest	$6,509	$7,257	$9,922
Interest exempt from U.S. federal income tax	683	746	760
Dividends	333	317	322
Total interest and dividends	$7,525	$8,320	$11,004

     The following table presents realized gains and losses on all investments. The gross realized investment losses exclude losses from other-than-temporary impairment:

In millions of dollars	2012	2011	2010
Gross realized investment gains	$3,663	$2,498	$2,873
Gross realized investment losses	(412)	(501)	(462)
Net realized gains	$3,251	$1,997	$2,411

     During 2012, 2011 and 2010, the Company sold various debt securities that were classified as held-to-maturity. These sales were in response to a significant deterioration in the creditworthiness of the issuers or securities. In addition, during 2012 certain securities were reclassified to AFS investments in response to significant credit deterioration. The Company intended to sell the securities at the time of reclassification to AFS investments and recorded other-than-temporary impairment reflected in the following table. The securities sold during 2012, 2011 and 2010 had carrying values of $2,110 million, $1,612 million and $413 million respectively, and the Company recorded realized losses of $187 million, $299 million and $49 million, respectively. The securities reclassified to AFS investments during 2012 totaled $244 million and the Company recorded other-than-temporary impairment of $59 million.

Debt Securities Held-to-Maturity
The carrying value and fair value of debt securities held-to-maturity (HTM) at December 31, 2012 and 2011 were as follows:

			Net unrealized
			loss			Gross	Gross
	Amortized		recognized in	Carrying		unrealized	unrealized	Fair
In millions of dollars	cost	(1)	AOCI	value	(2)	gains	losses	value
December 31, 2012
Debt securities held-to-maturity
Mortgage-backed securities (3)
Prime	$258		$49	$209		$30	$4	$235
Alt-A	2,969		837	2,132		653	250	2,535
Subprime	201		43	158		13	21	150
Non-U.S. residential	2,488		401	2,087		50	81	2,056
Commercial	123		—	123		1	2	122
Total mortgage-backed securities	$6,039		$1,330	$4,709		$747	$358	$5,098
State and municipal	$1,278		$73	$1,205		$89	$37	$1,257
Foreign government (4)	2,987		—	2,987		—	—	2,987
Corporate	829		103	726		73	—	799
Asset-backed securities (3)	529		26	503		8	8	503
Total debt securities held-to-maturity	$11,662		$1,532	$10,130		$917	$403	$10,644
December 31, 2011
Debt securities held-to-maturity
Mortgage-backed securities (3)
Prime	$360		$73	$287		$21	$20	$288
Alt-A	4,732		1,404	3,328		20	319	3,029
Subprime	383		47	336		1	71	266
Non-U.S. residential	3,487		520	2,967		59	290	2,736
Commercial	513		1	512		4	52	464
Total mortgage-backed securities	$9,475		$2,045	$7,430		$105	$752	$6,783
State and municipal	$1,422		$95	$1,327		$68	$72	$1,323
Foreign government	—		—	—		—	—	—
Corporate	1,862		113	1,749		—	254	1,495
Asset-backed securities (3)	1,000		23	977		9	87	899
Total debt securities held-to-maturity	$13,759		$2,276	$11,483		$182	$1,165	$10,500

(1)	For securities transferred to HTM from Trading account assets, amortized cost is defined as the fair value of the securities at the date of transfer plus any accretion income and less any impairments recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, plus or minus any accretion or amortization of a purchase discount or premium, less any impairment recognized in earnings.
(2)	HTM securities are carried on the Consolidated Balance Sheet at amortized cost, plus or minus any unamortized unrealized gains and losses recognized in AOCI prior to reclassifying the securities from AFS to HTM. The changes in the values of these securities are not reported in the financial statements, except for other-than-temporary impairments. For HTM securities, only the credit loss component of the impairment is recognized in earnings, while the remainder of the impairment is recognized in AOCI.
(3)	The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.
(4)	In 2012, the Company (via its Banamex entity) purchased Mexican government bonds with a par value of $2.6 billion and classified them as held-to-maturity.

     The Company has the positive intent and ability to hold these securities to maturity absent any unforeseen further significant changes in circumstances, including deterioration in credit or with regard to regulatory capital requirements.
     The net unrealized losses classified in AOCI relate to debt securities reclassified from AFS investments to HTM investments in a prior year. Additionally, for HTM securities that have suffered credit impairment, declines in fair value for reasons other than credit losses are recorded in AOCI, while credit-related impairment is recognized in earnings. The AOCI balance for HTM securities is amortized over the remaining life of the related securities as an adjustment of yield in a manner consistent with the accretion of discount on the same debt securities. This will have no impact on the Company’s net income because the amortization of the unrealized holding loss reported in equity will offset the effect on interest income of the accretion of the discount on these securities.

     During the first quarter of 2011, the Company determined that it no longer had the intent to hold $12.7 billion of HTM securities to maturity. As a result, the Company reclassified $10.0 billion carrying value of mortgage-backed, other asset-backed, state and municipal, and corporate debt securities from Investments held-to-maturity to Trading account assets and sold the remaining $2.7 billion of such securities. As a result of these actions, a net pretax loss of $709 million ($427 million after-tax) was recognized in the Consolidated Statement of Income, composed of gross unrealized gains of $311 million included in Other revenue, gross unrealized losses of $1,387 million included in Other-than-temporary-impairment losses on investments, and net realized gains of $367 million included in Realized gains (losses) on sales of investments. Prior to the reclassification, unrealized losses totaling $1,656 million pretax ($1,012 million after-tax) had been reflected in AOCI and have now been reflected in the Consolidated Statement of Income, as detailed above. During 2011, the Company sold substantially all of the $12.7 billion of HTM securities.

     Citigroup reclassified and sold the securities as part of its overall efforts to mitigate its risk-weighted assets (RWA) in order to comply with significant new regulatory capital requirements which, although not yet implemented or formally adopted, are nonetheless currently being used to assess the forecasted capital adequacy of the Company and other large U.S. banking organizations. These regulatory capital changes, which were largely unforeseen when the Company initially reclassified the debt securities from Trading account assets and Investments available-for-sale to Investments held-to-maturity in the fourth quarter of 2008, include: (i) the U.S. Basel II credit and operational risk capital standards; (ii) the Basel Committee’s agreed-upon, and the U.S.-proposed, revisions to the market risk capital rules, which significantly increased the risk weightings for certain trading book positions; (iii) the Basel Committee’s substantial issuance of Basel III, which raised the quantity and quality of required regulatory capital and materially increased RWA for securitization exposures; and (iv) certain regulatory capital-related provisions in The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010.

     The table below shows the fair value of debt securities in HTM that have been in an unrecognized loss position for less than 12 months or for 12 months or longer as of December 31, 2012 and 2011:

	Less than 12 months		12 months or longer		Total
		Gross		Gross		Gross
	Fair	unrecognized	Fair	unrecognized	Fair	unrecognized
In millions of dollars	value	losses	value	losses	value	losses
December 31, 2012
Debt securities held-to-maturity
Mortgage-backed securities	$88	$7	$1,522	$351	$1,610	$358
State and municipal	—	—	383	37	383	37
Foreign government	294	—	—	—	294	—
Corporate	—	—	—	—	—	—
Asset-backed securities	—	—	406	8	406	8
Total debt securities held-to-maturity	$382	$7	$2,311	$396	$2,693	$403
December 31, 2011
Debt securities held-to-maturity
Mortgage-backed securities	$735	$63	$4,827	$689	$5,562	$752
State and municipal	—	—	682	72	682	72
Foreign government	—	—	—	—	—	—
Corporate	—	—	1,427	254	1,427	254
Asset-backed securities	480	71	306	16	786	87
Total debt securities held-to-maturity	$1,215	$134	$7,242	$1,031	$8,457	$1,165

     Excluded from the gross unrecognized losses presented in the above table are the $1.5 billion and $2.3 billion of gross unrealized losses recorded in AOCI as of December 31, 2012 and December 31, 2011, respectively, mainly related to the HTM securities that were reclassified from AFS investments. Virtually all of these unrecognized losses relate to securities that have been in a loss position for 12 months or longer at December 31, 2012 and December 31, 2011.

The following table presents the carrying value and fair value of HTM debt securities by contractual maturity dates as of December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
In millions of dollars	Carrying value	Fair value	Carrying value	Fair value
Mortgage-backed securities
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	69	67	275	239
After 5 but within 10 years	54	54	238	224
After 10 years (1)	4,586	4,977	6,917	6,320
Total	$4,709	$5,098	$7,430	$6,783
State and municipal
Due within 1 year	$14	$15	$4	$4
After 1 but within 5 years	36	37	43	46
After 5 but within 10 years	58	62	31	30
After 10 years (1)	1,097	1,143	1,249	1,243
Total	$1,205	$1,257	$1,327	$1,323
Foreign government
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	2,987	2,987	—	—
After 5 but within 10 years	—	—	—	—
After 10 years (1)	—	—	—	—
Total	$2,987	$2,987	$—	$—
All other (2)
Due within 1 year	$—	$—	$21	$21
After 1 but within 5 years	728	802	470	438
After 5 but within 10 years	—	—	1,404	1,182
After 10 years (1)	501	500	831	753
Total	$1,229	$1,302	$2,726	$2,394
Total debt securities held-to-maturity	$10,130	$10,644	$11,483	$10,500

(1)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.
(2)	Includes corporate and asset-backed securities.

Evaluating Investments for Other-Than-Temporary
Impairment

Overview
The Company conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other than temporary.
     An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities. Losses related to HTM securities are not recorded, as these investments are carried at amortized cost. For securities transferred to HTM from Trading account assets, amortized cost is defined as the fair value of the securities at the date of transfer, plus any accretion income and less any impairment recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, plus or minus any accretion or amortization of a purchase discount or premium, less any impairment recognized in earnings.
     Regardless of the classification of the securities as AFS or HTM, the Company has assessed each position with an unrealized loss for other-than-temporary impairment (OTTI). Factors considered in determining whether a loss is temporary include:

  the length of time and the extent to which fair value has been below cost;
  the severity of the impairment;
  the cause of the impairment and the financial condition and near-term prospects of the issuer;
  activity in the market of the issuer that may indicate adverse credit conditions; and
  the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Company’s review for impairment generally entails:

  identification and evaluation of investments that have indications of possible impairment;
  analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;
  discussion of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment and those that would not support other-than-temporary impairment; and
  documentation of the results of these analyses, as required under business policies.

Debt
Under the guidance for debt securities, OTTI is recognized in earnings for debt securities that the Company has an intent to sell or that the Company believes it is more-likely-than-not that it will be required to sell prior to recovery of the amortized cost basis. For those securities that the Company does not intend to sell or expect to be required to sell, credit-related impairment is recognized in earnings, with the non-credit-related impairment recorded in AOCI.
     For debt securities that are not deemed to be credit impaired, management assesses whether it intends to sell or whether it is more-likely-than-not that it would be required to sell the investment before the expected recovery of the amortized cost basis. In most cases, management has asserted that it has no intent to sell and that it believes it is not likely to be required to sell the investment before recovery of its amortized cost basis. Where such an assertion cannot be made, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings.
     For debt securities, a critical component of the evaluation for OTTI is the identification of credit impaired securities, where management does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the security. For securities purchased and classified as AFS with the expectation of receiving full principal and interest cash flows as of the date of purchase, this analysis considers the likelihood of receiving all contractual principal and interest. For securities reclassified out of the trading category in the fourth quarter of 2008, the analysis considers the likelihood of receiving the expected principal and interest cash flows anticipated as of the date of reclassification in the fourth quarter of 2008. The extent of the Company’s analysis regarding credit quality and the stress on assumptions used in the analysis have been refined for securities where the current fair value or other characteristics of the security warrant.

Equity
For equity securities, management considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery to cost or whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery of its cost basis. Where management lacks that intent or ability, the security’s decline in fair value is deemed to be other-than-temporary and is recorded in earnings. AFS equity securities deemed other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.
     Management assesses equity method investments with fair value less than carrying value for OTTI. Fair value is measured as price multiplied by quantity if the investee has publicly listed securities. If the investee is not publicly listed, other methods are used (see Note 25 to the Consolidated Financial Statements).
     For impaired equity method investments that Citi plans to sell prior to recovery of value or would likely be required to sell, with no expectation that the fair value will recover prior to the expected sale date, the full impairment is recognized in earnings as OTTI regardless of severity and duration. The measurement of the OTTI does not include partial projected recoveries subsequent to the balance sheet date.

     For impaired equity method investments that management does not plan to sell prior to recovery of value and is not likely to be required to sell, the evaluation of whether an impairment is other-than-temporary is based on (i) whether and when an equity method investment will recover in value and (ii) whether the investor has the intent and ability to hold that investment for a period of time sufficient to recover the value. The determination of whether the impairment is considered other-than-temporary is based on all of the following indicators, regardless of the time and extent of impairment:

  Cause of the impairment and the financial condition and near-term prospects of the issuer, including any specific events that may influence the operations of the issuer;
  Intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value; and
  Length of time and extent to which fair value has been less than the carrying value.

     The sections below describe current circumstances related to certain of the Company’s significant equity method investments, specific impairments and the Company’s process for identifying credit-related impairments in its security types with the most significant unrealized losses as of December 31, 2012.

Akbank
In March 2012, Citi decided to reduce its ownership interest in Akbank T.A.S., an equity investment in Turkey (Akbank), to below 10%. As of March 31, 2012, Citi held a 20% equity interest in Akbank, which it purchased in January 2007, accounted for as an equity method investment. As a result of its decision to sell its share holdings in Akbank, in the first quarter of 2012 Citi recorded an impairment charge related to its total investment in Akbank amounting to approximately $1.2 billion pretax ($763 million after-tax). This impairment charge was primarily driven by the recognition of all net investment foreign currency hedging and translation losses previously reflected in AOCI as well as a reduction in the carrying value of the investment to reflect the market price of Akbank’s shares. The impairment charge was recorded in other-than-temporary impairment losses on investments in the Consolidated Statement of Income. During the second quarter of 2012, Citi sold a 10.1% stake in Akbank, resulting in a loss on sale of $424 million ($274 million after-tax), recorded in Other revenue. As of December 31, 2012, the remaining 9.9% stake in Akbank is recorded within marketable equity securities available-for-sale.

MSSB
On September 17, 2012, Citi sold to Morgan Stanley a 14% interest (the “14% Interest”) in MSSB, to which Morgan Stanley exercised its purchase option on June 1, 2012. Morgan Stanley paid to Citi $1.89 billion in cash as the purchase price of the 14% Interest. The purchase price was based on an implied 100% valuation of MSSB of $13.5 billion, as agreed between Morgan Stanley and Citi pursuant to an agreement dated September 11, 2012. The related approximate $4.5 billion in deposits were transferred to Morgan Stanley at no premium, as agreed between the parties.
     In addition, Morgan Stanley has agreed, subject to obtaining regulatory approval, to purchase Citi’s remaining 35% interest in MSSB no later than June 1, 2015 at a purchase price of $4.725 billion, which is based on the same implied 100% valuation of MSSB of $13.5 billion.
     Prior to the September 2012 sale, Citi’s carrying value of its 49% interest in MSSB was approximately $11.3 billion. As a result of the agreement entered into with Morgan Stanley on September 11, 2012, Citi recorded a charge to net income in the third quarter of 2012 of approximately $2.9 billion after-tax ($4.7 billion pretax), consisting of (i) a charge recorded in Other revenue of approximately $800 million after-tax ($1.3 billion pretax), representing a loss on sale of the 14% Interest, and (ii) an other-than-temporary impairment of the carrying value of its remaining 35% interest in MSSB of approximately $2.1 billion after-tax ($3.4 billion pretax).
     As of December 31, 2012, Citi continues to account for its remaining 35% interest in MSSB under the equity method, with the carrying value capped at the agreed selling price of $4.725 billion.

Mortgage-backed securities
For U.S. mortgage-backed securities (and in particular for Alt-A and other mortgage-backed securities that have significant unrealized losses as a percentage of amortized cost), credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements that exist in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including default rates, prepayment rates and recovery rates (on foreclosed properties).
     Management develops specific assumptions using as much market data as possible and includes internal estimates as well as estimates published by rating agencies and other third-party sources. Default rates are projected by considering current underlying mortgage loan performance, generally assuming the default of (i) 10% of current loans, (ii) 25% of 30–59 day delinquent loans, (iii) 70% of 60–90 day delinquent loans and (4) 100% of 91+ day delinquent loans. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate. Other assumptions contemplate the actual collateral attributes, including geographic concentrations, rating agency loss projections, rating actions and current market prices.

     The key assumptions for mortgage-backed securities as of December 31, 2012 are in the table below:

December 31, 2012
Prepayment rate (1)	1%–8% CRR
Loss severity (2)	45%–90%

(1)	Conditional repayment rate (CRR) represents the annualized expected rate of voluntary prepayment of principal for mortgage-backed securities over a certain period of time.
(2)	Loss severity rates are estimated considering collateral characteristics and generally range from 45%–60% for prime bonds, 50%–90% for Alt-A bonds and 65%–90% for subprime bonds.

     In addition, cash flow projections are developed using more stressful parameters. Management assesses the results of those stress tests (including the severity of any cash shortfall indicated and the likelihood of the stress scenarios actually occurring based on the underlying pool’s characteristics and performance) to assess whether management expects to recover the amortized cost basis of the security. If cash flow projections indicate that the Company does not expect to recover its amortized cost basis, the Company recognizes the estimated credit loss in earnings.

State and municipal securities
Citigroup’s AFS state and municipal bonds consist mainly of bonds that are financed through Tender Option Bond programs or were previously financed in this program. The process for identifying credit impairments for these bonds is largely based on third-party credit ratings. Individual bond positions that are financed through Tender Option Bonds are required to meet minimum ratings requirements, which vary based on the sector of the bond issuer.
     Citigroup monitors the bond issuer and insurer ratings on a daily basis. The average portfolio rating, ignoring any insurance, is Aa3/AA-. In the event of a rating downgrade, the subject bond is specifically reviewed for potential shortfall in contractual principal and interest. The remainder of Citigroup’s AFS and HTM state and municipal bonds are specifically reviewed for credit impairment based on instrument-specific estimates of cash flows, probability of default and loss given default.
     For impaired AFS state and municipal bonds that Citi plans to sell, or would likely be required to sell with no expectation that the fair value will recover prior to the expected sale date, the full impairment is recognized in earnings.

Recognition and Measurement of OTTI
The following table presents the total OTTI recognized in earnings for the year ended December 31, 2012:

OTTI on Investments and Other Assets	Year Ended December 31, 2012
In millions of dollars	AFS	(1)	HTM	Other Assets	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the year ended December 31, 2012	$17		$365	$—	$382
Less: portion of impairment loss recognized in AOCI (before taxes)	1		65	—	66
Net impairment losses recognized in earnings for securities that the Company does not intend
to sell nor will likely be required to sell	$16		$300	$—	$316
Impairment losses recognized in earnings for securities that the Company intends to sell
or more-likely-than-not will be required to sell before recovery (2)	139		—	4,516	4,655
Total impairment losses recognized in earnings	$155		$300	$4,516	$4,971

(1)	Includes OTTI on non-marketable equity securities.
(2)	As described under “MSSB” above, the third quarter of 2012 includes the recognition of a $3,340 million impairment charge related to the carrying value of Citi’s remaining 35% interest in MSSB. Additionally, as described under “Akbank” above, in the first quarter of 2012, the Company recorded an impairment charge relating to its total investment in Akbank amounting to $1.2 billion pretax ($763 million after-tax).

     The following is a 12-month roll-forward of the credit-related impairments recognized in earnings for AFS and HTM debt securities held as of December 31, 2012 that the Company does not intend to sell nor will likely be required to sell:

	Cumulative OTTI credit losses recognized in earnings
			Credit impairments
		Credit impairments	recognized in	Reductions due to
		recognized in	earnings on	credit-impaired
		earnings on	securities that have	securities sold,
	Dec. 31, 2011	securities not	been previously	transferred or	Dec. 31, 2012
In millions of dollars	balance	previously impaired	impaired	matured	balance
AFS debt securities
Mortgage-backed securities
Prime	$292	$—	$—	$(1)	$291
Alt-A	2	—	—	—	2
Commercial real estate	2	—	—	—	2
Total mortgage-backed securities	$296	$—	$—	$(1)	$295
State and municipal securities	3	4	—	—	7
U.S. Treasury securities	67	—	—	—	67
Foreign government securities	168	6	—	(5)	169
Corporate	151	1	4	(40)	116
Asset-backed securities	10	—	—	—	10
Other debt securities	52	1	—	—	53
Total OTTI credit losses recognized for
AFS debt securities	$747	$12	$4	$(46)	$717
HTM debt securities
Mortgage-backed securities
Prime	$84	$6	$15	$(1)	$104
Alt-A	2,218	45	216	(66)	2,413
Subprime	252	—	2	(2)	252
Non-U.S. residential	96	—	—	(16)	80
Commercial real estate	10	—	—	—	10
Total mortgage-backed securities	$2,660	$51	$233	$(85)	$2,859
State and municipal securities	9	1	1	—	11
Foreign Government	—	—	—	—	—
Corporate	391	3	9	(6)	397
Asset-backed securities	113	—	—	—	113
Other debt securities	9	2	—	—	11
Total OTTI credit losses recognized for
HTM debt securities	$3,182	$57	$243	$(91)	$3,391

Investments in Alternative Investment Funds That
Calculate Net Asset Value per Share
The Company holds investments in certain alternative investment funds that calculate net asset value (NAV) per share, including hedge funds, private equity funds, funds of funds and real estate funds. The Company’s investments include co-investments in funds that are managed by the Company and investments in funds that are managed by third parties. Investments in funds are generally classified as non-marketable equity securities carried at fair value.
     The fair values of these investments are estimated using the NAV per share of the Company’s ownership interest in the funds, where it is not probable that the Company will sell an investment at a price other than the NAV.

				Redemption frequency
	Fair			(if currently eligible)
In millions of dollars at December 31, 2012	value		Unfunded commitments	monthly, quarterly, annually	Redemption notice period
Hedge funds	$1,316		$—	Generally quarterly	10–95 days
Private equity funds (1)(2)(3)	837		342	—	—
Real estate funds (3)(4)	228		57	—	—
Total	$2,381	(5)	$399	—	—

(1)	Includes investments in private equity funds carried at cost with a carrying value of $6 million.
(2)	Private equity funds include funds that invest in infrastructure, leveraged buyout transactions, emerging markets and venture capital.
(3)	With respect to the Company’s investments in private equity funds and real estate funds, distributions from each fund will be received as the underlying assets held by these funds are liquidated. It is estimated that the underlying assets of these funds will be liquidated over a period of several years as market conditions allow. Private equity and real estate funds do not allow redemption of investments by their investors. Investors are permitted to sell or transfer their investments, subject to the approval of the general partner or investment manager of these funds, which generally may not be unreasonably withheld.
(4)	Includes several real estate funds that invest primarily in commercial real estate in the U.S., Europe and Asia.
(5)	Included in the total fair value of investments above is $0.4 billion of fund assets that are valued using NAVs provided by third-party asset managers. Amounts exclude investments in funds that are consolidated by Citi.